Fair Value Measurements and Valuation Processes - Summary of Assets and Liabilities Measured at Fair Value (Details) - Level 2 - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 858	£ 732	£ 735
Liabilities at fair value	625	296	516
Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives relating to asset at fair value	250	141	187
Derivatives relating to liabilities at fair value	340	82	181
Cross-Currency Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives relating to asset at fair value	462	436	431
Derivatives relating to liabilities at fair value	67	16	56
Forward Foreign Currency Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives relating to asset at fair value	146	155	117
Derivatives relating to liabilities at fair value	£ 218	£ 198	£ 279